================================================================================

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                    FORM N-Q

              QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21883

                   Oppenheimer Rochester Ohio Municipal Fund
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
              (Address of principal executive offices)  (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
           Two World Financial Center, New York, New York 10281-1008
           ---------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: March 31

                      Date of reporting period: 06/30/2011

================================================================================

ITEM 1. SCHEDULE OF INVESTMENTS.

OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

Principal
  Amount                                                            Coupon        Maturity        Value
---------                                                          -------       ----------    ----------
Municipal Bonds and Notes- 112.1%
Ohio- 86.1%
$   75,000    Akron, OH Bath Copley Joint
              Township Hospital District
              (Summa Health System)(1)                               5.375%      11/15/2018    $   75,061
 1,000,000    Akron, OH Waterworks(1)                                5.625       12/01/2020     1,001,010
 1,000,000    American Municipal Power, OH
              (Prairie State Energy Campus)(1)                       5.750       02/15/2039     1,052,500
    35,000    Ashland County, OH Health Care Facilities
              (Good Shepherd Home for the Aged)(1)                   6.050       12/15/2019        31,872
   100,000    Blue Ash, OH Tax Increment Financing
              (Duke Realty)(1)                                       5.000       12/01/2035        80,614
   750,000    Bowling Green, OH Student Hsg.
              (CFP I-Bowling Green State University)(1)              5.750       06/01/2031       733,440
 1,000,000    Buckeye, OH Tobacco Settlement Financing Authority
              (TASC)(1)                                              5.875       06/01/2047       726,080
 8,400,000    Buckeye, OH Tobacco Settlement Financing Authority
              (TASC)(1)                                              6.000       06/01/2042     6,289,164
53,300,000    Buckeye, OH Tobacco Settlement Financing Authority
              (TASC)                                                 7.501(2)    06/01/2052       676,910
 1,000,000    Butler County, OH Hospital Facilities
              (Kettering Health Network/Kettering
              Medical Center Obligated Group)(3)                     6.375       04/01/2036     1,046,810
   500,000    Butler County, OH Hospital Facilities
              (UC Health)(1)                                         5.500       11/01/2040       443,115
    25,000    Cambridge, OH Multifamily Hsg.
              (Cambridge Heights)(1)                                 6.150       01/20/2050        26,379
 1,980,000    Centerville, OH Health Care
              (Bethany Lutheran Village)(1)                          5.750       11/01/2022     1,864,249
   500,000    Cincinnati, OH GO(1)                                   5.000       12/01/2036       515,395
   155,000    Cleveland, OH Airport
              (Continental Airlines)(1)                              5.375       09/15/2027       134,436
   240,000    Cleveland, OH Airport
              (Continental Airlines)(1)                              5.700       12/01/2019       222,835
   375,000    Cleveland, OH Rock Glen Hsg. Assistance Corp.
              (Ambleside Apartments)(1)                              7.000       06/01/2018       375,064
   765,000    Cleveland-Cuyahoga County, OH Port Authority(1)        5.375       05/15/2019       743,634
   125,000    Cleveland-Cuyahoga County, OH Port Authority
              (Cleveland Bottle Supply)(1)                           6.500       11/15/2021       122,638
   955,000    Cleveland-Cuyahoga County, OH Port Authority
              (Fairmount Montessori Association)(1)                  5.125       05/15/2025       815,541
   225,000    Cleveland-Cuyahoga County, OH Port Authority
              (Port Cleveland)(1)                                    5.750       05/15/2020       208,793
   390,000    Cleveland-Cuyahoga County, OH Port Authority
              (Port Cleveland)(1)                                    5.800       05/15/2027       346,390
 1,055,000    Cleveland-Cuyahoga County, OH Port Authority
              (Port Cleveland)(1)                                    6.200       05/15/2022     1,026,895
 1,225,000    Columbus-Franklin County, OH Finance Authority
              (Central Ohio Regional Bond Fund)(1)                   6.500       11/15/2039     1,156,388
 1,065,000    Columbus-Franklin County, OH Finance Authority,
              Series A(1)                                            6.000       05/15/2035       982,644
   360,000    Cuyahoga County, OH Economic Devel.
              (Medical Mart Center)(1)                               5.250       12/01/2025       388,998

                 1 | Oppenheimer Rochester Ohio Municipal Fund

OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

 Principal
    Amount                                                                      Coupon    Maturity      Value
----------                                                                      ------   ----------   ---------
$   70,000  Cuyahoga County, OH Health Care Facilities
            (Senior Living Bet Moshev Zekenim)(1)                                6.700%  08/15/2028   $  66,487
    25,000  Cuyahoga County, OH Health Care Facilities
            (Senior Living Bet Moshev Zekenim)(1)                                6.800   02/15/2035      23,382
    35,000  Cuyahoga County, OH Hospital
            (Metro Health System)                                                5.125   02/15/2013      35,103
    25,000  Cuyahoga County, OH Hospital
            (Metro Health System)(1)                                             5.125   02/15/2015      25,059
    10,000  Cuyahoga County, OH Hospital
            (Metro Health System)(1)                                             5.125   02/15/2016      10,021
    35,000  Cuyahoga County, OH Hospital
            (Metro Health System)(1)                                             5.125   02/15/2017      35,061
   225,000  Cuyahoga County, OH Hospital
            (Metro Health System)(1)                                             5.250   02/15/2019     225,288
     5,000  Cuyahoga County, OH Hospital
            (Metro Health System)                                                5.375   02/15/2012       5,015
    10,000  Cuyahoga County, OH Hospital
            (W.O. Walker Center)(1)                                              5.000   01/01/2023       9,748
 1,995,000  Cuyahoga County, OH Hospital Facilities
            (CSAHS-UHHS-Cuyahoga/Canton Obligated Group)(1)                      7.500   01/01/2030   2,005,075
    20,000  Dayton, OH Airport
            (James M. Cox)(1)                                                    5.350   12/01/2032      18,903
   130,000  Erie County, OH Hospital Facilities
            (Firelands Regional Medical Center)(1)                               5.500   08/15/2022     130,645
    35,000  Erie County, OH Hospital Facilities
            (Firelands Regional Medical Center)(1)                               5.625   08/15/2032      32,528
    10,000  Franklin County, OH Health Care Facilities
            (Friendship Village of Columbus)(1)                                  5.250   08/15/2018       8,953
    15,000  Franklin County, OH Health Care Facilities
            (Friendship Village of Columbus)(1)                                  5.375   08/15/2028      11,244
    55,000  Franklin County, OH Health Care Facilities
            (Friendship Village of Columbus)(1)                                  5.375   08/15/2028      41,229
   510,000  Franklin County, OH Health Care Facilities
            (Ohio Presbyterian Retirement Services)                              5.500   07/01/2011     510,046
    25,000  Franklin County, OH Health Care Facilities
            (Ohio Presbyterian Retirement Services)(1)                           5.500   07/01/2017      25,032
   100,000  Franklin County, OH Hospital
            (Trinity Health Corp./St. Agnes Medical Center Obligated Group)(1)   5.000   06/01/2018     100,184
    45,000  Franklin County, OH Mtg.
            (Villas at St. Therese)(1)                                           5.500   07/01/2021      45,022
    40,000  Franklin County, OH Multifamily Hsg.
            (Country Ridge Apartments)(1)                                        6.000   10/20/2038      40,011
    65,000  Franklin County, OH Revenue
            (New Lincoln Lodge)(1)                                               6.850   02/01/2035      67,322
   225,000  Glenwillow Village, OH GO(1)                                         5.875   12/01/2024     233,244
 3,500,000  Greene County, OH
            (Greene Town Center)(1)                                              8.000   12/01/2034   3,565,968
   182,500  Greene County, OH Economic Devel.
            (YMCA)(1)                                                            6.000   12/01/2023     135,295
    20,000  Greene County, OH University Hsg.
            (Central State University)(1)                                        5.000   09/01/2024      13,625
    55,000  Greene County, OH University Hsg.
            (Central State University)(1)                                        5.100   09/01/2035      32,188

                 2 | Oppenheimer Rochester Ohio Municipal Fund

OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

 Principal
    Amount                                                        Coupon    Maturity        Value
----------                                                       -------  ----------  -----------
$   55,000  Greene County, OH University Hsg.
            (Central State University)(1)                          5.375%  09/01/2022  $   40,664
    35,000  Greene County, OH University Hsg.
            (Central State University)(1)                          5.625   09/01/2032      22,834
 2,500,000  Grove City, OH Tax Increment Financing(1)              5.375   12/01/2031   1,977,475
   115,000  Hamilton County, OH Sales Tax(1)                       5.750   12/01/2017     116,950
    49,000  Heath City, OH School District(1)                      6.375   12/01/2027      49,292
 5,000,000  Hickory Chase, OH Community
            Authority Infrastructure Improvement(1)                7.000   12/01/2038   3,253,750
    60,000  Highland Heights, OH GO(1)                             5.700   12/01/2020      60,148
 1,775,000  Jeffrey Place, OH New Community Authority
            (Jeffrey Place Redevel.)(1)                            5.000   12/01/2032   1,296,478
    10,000  Kettering, OH
            (Marshall Road Improvement)                            6.450   12/01/2012      10,050
    15,000  Lake County, OH Sewer District Improvements            6.250   12/01/2014      15,072
    80,000  Lorain County, OH Elderly Hsg. Corp.
            (Harr Plaza)(1)                                        6.375   07/15/2019      78,401
    10,000  Lorain County, OH Health Care Facilities
            (Kendal at Oberlin)(1)                                 5.250   02/01/2021      10,002
     5,000  Lorain County, OH Health Care Facilities
            (Kendal at Oberlin)                                    5.375   02/01/2012       5,012
    70,000  Lorain County, OH Hospital
            (Catholic Healthcare Partners)(1)                      5.375   10/01/2030      70,275
   200,000  Lorain County, OH Port Authority
            (Alumalloy LLC)(1)                                     6.000   11/15/2025     144,334
    15,000  Lorain, OH GO(1)                                       5.650   12/01/2015      15,315
    50,000  Lorain, OH Hospital
            (Catholic Health Partners)(1)                          5.750   10/01/2018      51,050
    20,000  Lorain, OH Water System(1)                             5.200   04/01/2016      20,066
    50,000  Lucas County, OH GO                                    6.500   12/01/2016      50,246
   750,000  Lucas County, OH Health Care Facilities
            (LHS/LOOFHSANO/LOOFHSAWC
            Obligated Group)(1)                                    7.000   11/01/2045     765,855
    15,000  Lucas County, OH Health Care Facilities
            (Sunset Retirement Communities)(1)                     6.500   08/15/2020      15,030
   100,000  Lucas County, OH Health Care Facilities
            (Sunset Retirement Communities)(1)                     6.550   08/15/2024     100,103
   130,000  Lucas County, OH Health Care Facilities
            (Sunset Retirement Communities)(1)                     6.625   08/15/2030     130,081
   500,000  Lucas County, OH Hospital
            (Promedica Healthcare)(1)                              5.750   11/15/2031     523,030
   250,000  Lucas County, OH Hospital
            (Toledo Hospital/Flower Hospital/Promedica
             Continuing Care Services Corp. Obligated Group)(1)    5.375   11/15/2023     251,190
    35,000  Meigs County, OH Industrial Devel. Revenue
            (Meigs Convalescent)(1)                                8.250   12/01/2016      35,156
   260,000  Middleburg Heights, OH Hospital
            (Southwest General Health Center)(1)                   5.625   08/15/2015     260,874
    50,000  Middleburg Heights, OH Hospital
            (Southwest General Health Center/Southwest
            Community Health System Obligated Group)(1)            5.625   08/15/2015      50,168
    35,000  Middleburg Heights, OH Hospital
            (SWGHC/SWCHS Obligated Group)(1)                       5.750   08/15/2021      35,057

                 3 | Oppenheimer Rochester Ohio Municipal Fund

OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

Principal
    Amount                                            Coupon    Maturity      Value
----------                                            ------   ----------  ----------
$   50,000  Montgomery County, OH
            (Catholic Health Initiative)(1)            6.000%  12/01/2019  $   50,117
   500,000  Montgomery County, OH
            (Miami Valley Hospital)(1)                 5.750   11/15/2023     553,395
   575,000  Montgomery County, OH
            (Miami Valley Hospital)(1)                 6.250   11/15/2033     600,657
    45,000  Montgomery County, OH Multifamily Hsg.
            (Creekside Villas)(1)                      5.950   09/01/2019      45,051
    25,000  Montgomery County, OH Sewer
            (Greater Moraine-Beaver Creek)(1)          5.600   09/01/2011      25,193
   325,000  New Carlisle, OH
            (Twin Creek)(1)                            6.125   11/01/2026     337,906
    30,000  North Canton, OH Health Care Facilities
            (Waterford at St. Luke)(1)                 5.800   11/15/2028      24,001
   500,000  OH Air Quality Devel. Authority
            (Columbus Southern Power)(1)               5.800   12/01/2038     518,980
   625,000  OH Air Quality Devel. Authority
            (Fostoria Ethanol)(1)                      8.500   02/01/2020     436,713
    50,000   OH Air Quality Devel. Authority
            (Fostoria Ethanol)(1)                     10.000   02/01/2020      39,956
   640,000  OH Air Quality Devel. Authority
            (Marion Ethanol)(1)                        8.500   02/01/2020     447,194
   500,000  OH Air Quality Devel. Authority
            (Ohio Valley Electric Corp.)(1)            5.625   10/01/2019     528,145
   150,000  OH Economic Devel.
            (Astro Instrumentation)(1)                 5.450   06/01/2022     153,819
    15,000  OH Economic Devel.
            (Ohio Enterprise Bond Fund)(1)             5.150   12/01/2017      15,608
    35,000  OH Environmental Facilities
            (Ford Motor Company)(1)                    5.950   09/01/2029      34,312
   165,000  OH Greater Cincinnati Elderly Hsg.
             Finance Corp.
            (Cambridge Apartments)(1)                  6.600   08/01/2025     165,234
    45,000  OH HFA
            (Residential Mtg.)(1)                      5.900   09/01/2023      48,377
   655,000  OH HFA
            (Residential Mtg.)(1)                      6.125   09/01/2028     707,079
   185,000  OH HFA
            (Residential Mtg.)(1)                      6.200   09/01/2033     192,235
   500,000  OH Higher Education Facility
            Commission
            (Ashland University)(1)                    6.250   09/01/2024     500,290
   850,000  OH Port Authority of Columbiana
             Solid Waste
            (A&L Salvage)(4)                          14.500   07/01/2028          --
   100,000  OH Port Authority of Columbiana
            Solid Waste
            (Liberty Waste Transportation)(1)          7.125   08/01/2025      83,416
 2,000,000  OH River South Authority
            (Lazarus Building Redevel)(1)              5.750   12/01/2027   1,796,780
    60,000  OH Sewage & Solid Waste Disposal
            (Anheuser Busch)(1)                        6.000   07/01/2035      60,021
   215,000  OH Solid Waste Disposal
            (USG Corp.)(1)                             6.050   08/01/2034     184,036
   225,430  OH Western Reserve Port
            Authority Solid Waste Facility
            (Central Waste)(4)                         6.350   07/01/2027      40,859
   700,000  Olentangy, OH Local School District
            (School Facilities Construction
            & Improvement)(1)                          5.000   12/01/2036     715,785
    50,000  Pike County, OH Hospital Facilities
            (Pike Health Services)                     6.750   07/01/2017      49,564
   225,000  Port of Greater Cincinnati, OH
            Devel. Authority
            (Public Parking Infrastructure)(4)         6.400   02/15/2034     134,015
    40,000  Portage County, OH Hospital
            (Robinson Memorial Hospital)(1)            5.500   11/15/2014      40,280

                 4 | Oppenheimer Rochester Ohio Municipal Fund

OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

 Principal
  Amount                                             Coupon    Maturity     Value
----------                                           ------   ----------  ----------
$  45,000    Portage County, OH Hospital
             (Robinson Memorial Hospital)(1)          5.750%  11/15/2019  $   45,181
    5,000    Ravenna, OH GO                           6.300   02/01/2013       5,020
   20,000    Richland County, OH GO(1)                5.400   12/01/2015      20,081
  135,000    Richland County, OH
             Hospital Facilities
             (Medcentral Health System)(1)            6.375   11/15/2022     136,574
  175,000    Ross County, OH Hospital
             (Adena Health System)(1)                 5.750   12/01/2028     179,662
   20,000    Seven Hills, OH GO(1)                    6.250   12/01/2020      20,437
    5,000    Sheffield, OH GO                         7.250   12/01/2011       5,014
    5,000    Springboro, OH Special Assessment(1)     6.250   12/01/2014       5,115
   15,000    Springboro, OH Special Assessment
              (Pioneer Blvd.)(1)                      6.350   12/01/2014      15,045
  930,000    Summit County, OH Port Authority(1)      6.500   05/15/2039     870,006
1,000,000    Summit County, OH Port Authority
             (Cleveland Flats-East)(1)                6.875   05/15/2040   1,003,720
  525,000    Summit County, OH Port Authority
             (Twinsburg Township)(1)                  5.125   05/15/2025     453,353
  750,000    Summit County, OH Port Authority
             (University of Akron Student Hsg.)(1)    6.000   01/01/2036     792,525
   50,000    Toledo, OH GO(1)                         6.350   12/01/2025      50,056
1,500,000    Toledo-Lucas County,
             OH Port Authority
             (Crocker Park)(1)                        5.375   12/01/2035   1,261,035
  200,000    Toledo-Lucas County,
             OH Port Authority
             (Northwest Ohio)(1)                      5.400   05/15/2019     178,904
  930,000    Toledo-Lucas County,
             OH Port Authority
              (Northwest Ohio)(1)                     6.000   11/15/2027     840,953
   70,000    Toledo-Lucas County,
             OH Port Authority
             (Northwest Ohio)(1)                      6.375   11/15/2032      66,530
  690,000    Toledo-Lucas County,
             OH Port Authority
             (Town Square at Levis Commons)(1)        5.400   11/01/2036     537,241
1,500,000    Warren County, OH Port Authority
             (Corridor 75 Park)(1)                    7.500   12/01/2034   1,363,950
   10,000    Warren, OH Waterworks(1)                 5.000   11/01/2022      10,009
  255,000    Washington County, OH Hospital
             (MAHC/MAHealth/MMHospital/MMHF
             Obligated Group)(1)                      5.375   09/01/2018     255,390
                                                                          ----------
                                                                          54,637,310
U.S. Possessions-26.0%
  500,000    Guam GO(1)                               6.750   11/15/2029     508,895
  750,000    Guam GO(1)                               7.000   11/15/2039     773,948
  240,000    Northern Mariana Islands
             Commonwealth, Series A(1)                5.000   06/01/2030     183,036
  600,000    Puerto Rico Commonwealth GO(1)           6.000   07/01/2039     612,210
1,250,000    Puerto Rico Commonwealth GO(1)           6.500   07/01/2037   1,327,563
  135,000    Puerto Rico Electric Power Authority,
             Series AAA(1)                            5.250   07/01/2027     135,383
   80,000    Puerto Rico Electric Power Authority,
             Series AAA(1)                            5.250   07/01/2029      79,265
   80,000    Puerto Rico Electric Power Authority,
             Series AAA(1)                            5.250   07/01/2030      78,959
   90,000    Puerto Rico Electric Power Authority,
             Series AAA(1)                            5.250   07/01/2031      88,253
   15,000    Puerto Rico HFC(1)                       5.100   12/01/2018      15,194
   90,000    Puerto Rico IMEPCF
             (American Airlines)                      6.450   12/01/2025      79,655

                 5 | Oppenheimer Rochester Ohio Municipal Fund

OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

Principal
 Amount                                                    Coupon        Maturity        Value
---------                                                 -------       ----------     ----------
$  180,000  Puerto Rico Infrastructure
            (Mepsi Campus)(1)                                5.600%     10/01/2014     $  175,298
 1,015,000  Puerto Rico Infrastructure
            (Mepsi Campus)(1)                                6.250      10/01/2024        967,041
 2,120,000  Puerto Rico Infrastructure
            (Mepsi Campus)(1)                                6.500      10/01/2037      1,915,908
   530,000  Puerto Rico ITEMECF
            (Ana G. Mendez University)(1)                    5.375      02/01/2019        530,037
    10,000  Puerto Rico ITEMECF
            (Hospital Auxilio Mutuo)(1)                      6.250      07/01/2016         10,033
    75,000  Puerto Rico ITEMECF
            (San Lucas & Cristo Redentor
            Hospitals)(1)                                    5.750      06/01/2029         52,094
 2,085,000  Puerto Rico Port Authority
            (American Airlines), Series A                    6.250      06/01/2026      1,698,378
    15,000  Puerto Rico Public Buildings Authority(1)        5.125      07/01/2024         14,756
 2,165,000  Puerto Rico Public Buildings Authority(1)        6.750      07/01/2036      2,339,023
   500,000  Puerto Rico Public Buildings Authority(1)        7.000      07/01/2021        552,475
   250,000  Puerto Rico Public Buildings Authority(1)        7.000      07/01/2025        270,785
   525,000  Puerto Rico Sales Tax
            Financing Corp., Series A(1)                     5.750      08/01/2037        535,847
 1,000,000  Puerto Rico Sales Tax
            Financing Corp., Series C(1)                     0.000(5)   08/01/2032        814,870
   500,000  Puerto Rico Sales Tax
            Financing Corp., Series C(1)                     5.750      08/01/2057        517,240
   500,000  Puerto Rico Sales Tax
            Financing Corp., Series C(1)                     6.000      08/01/2042        521,745
    15,000  University of V.I., Series A(1)                  6.000      12/01/2019         15,207
 1,000,000  V.I. Public Finance Authority
            (Hovensa Refinery)(1)                            4.700      07/01/2022        836,340
   335,000  V.I. Public Finance Authority
            (Hovensa Refinery)(1)                            6.125      07/01/2022        318,548
    50,000  V.I. Water & Power Authority(1)                  5.300      07/01/2021         49,013
   500,000  V.I. Water & Power Authority, Series A(1)        5.000      07/01/2031        467,025
                                                                                        ----------
                                                                                       16,484,024

Total Investments, at Value
(Cost $78,492,408)-112.1%                                                              71,121,334
Liabilities in Excess of Other Assets-(12.1)                                           (7,670,247)
                                                                                     ------------
Net Assets-100.0%                                                                    $ 63,451,087
                                                                                     ============

-------------
Footnotes to Statement of Investments

1. All or a portion of the security position has been segregated for collateral to cover borrowings.

2. Zero coupon bond reflects effective yield on the date of purchase.

3. When-issued security or delayed delivery to be delivered and settled after June 30, 2011. See accompanying Notes.

4. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and /or principal payments. The rate shown is the original contractual interest rate. See accompanying Notes.

5. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

                 6 | Oppenheimer Rochester Ohio Municipal Fund

OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The table below categorizes amounts as of June 30, 2011 based on valuation input level:

                                                LEVEL 2--
                                LEVEL 1--         OTHER            LEVEL 3--
                               UNADJUSTED      SIGNIFICANT        SIGNIFICANT
                                 QUOTED         OBSERVABLE       UNOBSERVABLE
                                 PRICES           INPUTS            INPUTS          VALUE
                              ------------    ------------       ------------    -----------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Municipal Bonds and Notes
  Ohio                        $        --     $ 54,637,310       $        --    $ 54,637,310

  U.S. Possessions                     --       16,484,024                --      16,484,024
                              --------------------------------------------------------------
Total Assets                  $        --     $ 71,121,334       $        --    $ 71,121,334
                              --------------------------------------------------------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

CFP        Centennial  Falcon  Properties
CSAHS      The  Sisters  of  Charity  of  St.  Augustine  Health  System
GO         General  Obligation
HFA        Housing Finance Agency
HFC        Housing Finance Corp.
IMEPCF     Industrial, Medical and Environmental Pollution Control Facilities
ITEMECF Industrial, Tourist, Educational, Medical and Environmental Community Facilities
LHS        Lutheran Homes Society
LOOFHSANO Lutheran Orphans & Old Folks Home Society at Napolean Ohio LOOFHSAWC Lutheran Orphans & Old Folks Home Society at Wolf Creek
MAHC       Marietta Area Health Care
MAHealth   Marietta Area Health
MMHF       Marietta Memorial Hospital Foundation
MMHospital Marietta Memorial Hospital
SWCHS      Southwest Community Health System
SWGHC      Southwest General Health Center
TASC       Tobacco Settlement Asset-Backed Bonds
UC         United Care
UHHS       University Hospitals Health System
V.I.       United States Virgin Islands
YMCA       Young Men's Christian Assoc.

                 7 | Oppenheimer Rochester Ohio Municipal Fund

OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," observable market inputs other than unadjusted quoted prices are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments
(including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

                 8 | Oppenheimer Rochester Ohio Municipal Fund

OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of June 30, 2011, the Fund had purchased securities issued on a when-issued or delayed delivery basis as follows:

                         WHEN-ISSUED OR DELAYED
                         DELIVERY BASIS TRANSACTIONS
                         ---------------------------
Purchased securities                      $1,042,140

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of June 30, 2011 is as follows:

Cost                                $ 1,430,572
Market Value                        $   174,874
Market Value as a % of Net Assets          0.28%

CONCENTRATION RISK. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2011 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities       $  78,506,057
                                     =============
Gross unrealized appreciation        $     961,553
Gross unrealized depreciation           (8,346,276)
                                     =============
Net unrealized depreciation          $  (7,384,723)
                                     =============

                 9 | Oppenheimer Rochester Ohio Municipal Fund

ITEM 2. CONTROLS AND PROCEDURES.

  (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 06/30/2011, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

  (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Ohio Municipal Fund

By: /s/ William F. Glavin, Jr.
    ------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 08/10/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ William F. Glavin, Jr.
    ------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 08/10/2011

By: /s/ Brian W. Wixted
    ------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 08/10/2011